Note 18 - Property, Plant and Equipment (Details Textual)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2021 oz	Jun. 30, 2021 oz	Aug. 31, 2015 oz	Mar. 31, 2023	Dec. 31, 2023 USD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 26, 2023 USD ($)	Oct. 06, 2023 USD ($)	Sep. 29, 2023 USD ($)	Jun. 27, 2023 USD ($)
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment						$ 29,606,000	$ 48,220,000
Impairment loss recognised in profit or loss, property, plant and equipment						877,000	8,209,000	$ 498,000
Total property, plant and equipment					$ 179,649,000	179,649,000	178,983,000
Notional amount					12,000	12,000
Impairment loss for oxide assets, carrying value												$ 851,000
Gold price, price per ounce									$ 1,900
Production per annum (Ounce) | oz	57,000	57,000
Peak capex					$ 30,800,000	$ 30,800,000
Weighted average cost of capital, percentage					15.40%	15.40%
Applicable tax rate						25.75%
Estimated production in mine remaining (Ounce) | oz					160,000	160,000
Useful life measured as period of time, property, plant and equipment (Year)				10 years	5 years
Total capital commitments					$ 2,035,000	$ 2,035,000	4,066,000
Bottom of range [member]
Statement Line Items [Line Items]
Gold price, price per ounce					$ 1,748	$ 1,748
Grade range					3.14	3.14
Production per annum (Ounce) | oz			75,000			77,822
On mine cost					$ 892	$ 892
Top of range [member]
Statement Line Items [Line Items]
Gold price, price per ounce					$ 2,034	$ 2,034				$ 1,900	$ 1,900
Grade range					3.29	3.29
Production per annum (Ounce) | oz			80,000			81,446
On mine cost					$ 1,427	$ 1,427
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment						$ 1,962,000	468,000
Development assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment							8,518,000
Power generating assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment							791,000
Loader bottom decks [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment							101,000
Impaired assets [member]
Statement Line Items [Line Items]
Total property, plant and equipment							$ 0